Fair Value of Plan Assets by Asset Category (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets		¥ 2,081,600	¥ 1,706,054	¥ 1,527,744
General account of life insurance companies
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	[1]	118,000	111,000
Hedge funds
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets		3,000	2,000
Other Invested Assets
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets		87,000	88,000
Japan | Equity securities | Common stocks
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	[2]	1,085,000	782,000
Japan | Equity securities | Pooled funds
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	[3]	74,000	56,000
Japan | Debt securities | Pooled funds
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	[3]	73,000	68,000
Japan | Debt securities | Government bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets		240,000	229,000
Japan | Debt securities | Other
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets		28,000	24,000
Foreign | Equity securities | Common stocks
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets		110,000	99,000
Foreign | Equity securities | Pooled funds
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	[3]	162,000	154,000
Foreign | Debt securities | Pooled funds
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	[3]	13,000	9,000
Foreign | Debt securities | Government bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets		73,000	69,000
Foreign | Debt securities | Other
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets		16,000	15,000
Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets		1,606,000	1,281,000
Level 1 | Other Invested Assets
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	[4]	84,000	91,000
Level 1 | Japan | Equity securities | Common stocks
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	[2]	1,085,000	782,000
Level 1 | Japan | Equity securities | Pooled funds
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	[3]	9,000	5,000
Level 1 | Japan | Debt securities | Government bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets		240,000	229,000
Level 1 | Foreign | Equity securities | Common stocks
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets		106,000	96,000
Level 1 | Foreign | Equity securities | Pooled funds
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	[3]	16,000	15,000
Level 1 | Foreign | Debt securities | Government bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets		66,000	63,000
Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets		473,000	423,000
Level 2 | General account of life insurance companies
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	[1]	118,000	111,000
Level 2 | Other Invested Assets
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	[5]	3,000	(3,000)
Level 2 | Japan | Equity securities | Pooled funds
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	[3]	65,000	51,000
Level 2 | Japan | Debt securities | Pooled funds
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	[3]	73,000	68,000
Level 2 | Japan | Debt securities | Other
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets		28,000	24,000
Level 2 | Foreign | Equity securities | Common stocks
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets		4,000	3,000
Level 2 | Foreign | Equity securities | Pooled funds
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	[3]	146,000	139,000
Level 2 | Foreign | Debt securities | Pooled funds
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	[3]	13,000	9,000
Level 2 | Foreign | Debt securities | Government bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets		7,000	6,000
Level 2 | Foreign | Debt securities | Other
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets		16,000	15,000
Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets		3,000	2,000
Level 3 | Hedge funds
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets		¥ 3,000	¥ 2,000

[1]	Investments in this class are measured at conversion value.
[2]	This class represents equity securities held in the employee retirement benefit trusts of ¥782 billion and ¥1,085 billion at March 31, 2014 and 2015, respectively, which are well-diversified across industries.
[3]	These classes primarily include pension investment fund trusts. Investments in these classes are generally measured at their net asset values per share and can be redeemed within a short-term period upon request.
[4]	Amounts primarily include cash and short-term assets carried at fair value.
[5]	Amounts primarily include foreign exchange contracts carried at fair value.